Principal accountant fees and services	12 Months Ended
Dec. 31, 2021
Principal accountant fees and services
Principal accountant fees and services

29. Principal accountant fees and services

At the Company’s  AGM on August 27, 2020, PricewaterhouseCoopers GmbH Wirtschaftsprüfungsgesellschaft (“PwC”), Frankfurt am Main, was approved to serve as the Company’s new independent accountants beginning with the 2020 fiscal year, thereby replacing KPMG AG Wirtschaftsprüfungsgesellschaft (“KPMG”),Berlin, as the Company’s auditors.

In 2021, 2020 and 2019, fees for the auditors and their affiliates were expensed as follows:

Fees

in € THOUS

	Consolidated	thereof	Consolidated	thereof	Consolidated	thereof
	group	Germany	group	Germany	group	Germany
	2021		2020		2019

Audit fees - PwC	10,524	2,041	9,386	1,608	—	—
Audit fees - KPMG	581	—	455	—	10,113	1,665
Audit-related fees - PwC	1,038	614	510	394	—	—
Audit-related fees - KPMG	83	—	87	45	615	525
Tax fees - PwC	633	—	951	54	—	—
Tax fees - KPMG	311	—	310	—	318	—
Other fees - PwC	1,817	1,813	5,236	5,236	—	—
Other fees - KPMG	251	203	42	—	41	—

Audit fees are the aggregate fees billed by the Company’s auditors for the audit of the Company’s consolidated financial statements and the statutory financial statements of FMC-AG & Co. KGaA and certain of its subsidiaries, reviews of interim financial statements and attestation services that are provided in connection with statutory and regulatory filings or engagements. Fees related to the audit of internal control over financial reporting are included in audit fees.

Audit-related fees are fees charged by the Company’s auditors for assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements and are not reported under audit fees. This category mainly comprises fees billed by PwC for comfort letters, agreed-upon procedure engagements and other attestation services subject to regulatory requirements. Fees billed by KPMG comprises fees for comfort letters, consultation on accounting issues, agreed-upon procedure engagements and other attestation services subject to regulatory requirements.

Tax fees are fees for professional services rendered by PwC for tax compliance, tax consulting associated with international transfer prices, as well as support services related to tax audits. Tax fees billed by KPMG comprises fees for tax compliance, tax advice on implications for actual or contemplated transactions, tax consulting associated with international transfer prices, and expatriate employee tax services, as well as support services related to tax audits.

In 2021 and 2020, other fees include amounts related to services from PwC, mainly in regard to corporate governance. Prior to 2020, other fees included amounts related to services from KPMG in regard to the harmonization of the IT-landscape as well as amounts related to supply chain consulting fees.

Fees billed by the Company’s auditors for non-audit services in Germany include fees for the services described above within the audit-related fees, tax fees and other fees.